7. SHARE CAPITAL (Details)		12 Months Ended
		Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares
Share issue costs		$ (35,000)	$ (38,000)
Share Capital Transaction 1
Shares, Issued | shares						1,534,074
Sale of Stock, Price Per Share | $ / shares						$ 0.675
Stock Issued				$ 1,035,500
Share Capital Transaction 2
Shares, Issued | shares						2,776,226
Sale of Stock, Price Per Share | $ / shares						$ 0.775
Stock Issued				2,151,575
Share Capital, Transaction 1 and 2
Cash finder's fee		$ 199,868
Finder's Warrants issued | shares		267,807
Other Assets, Fair Value Disclosure		$ 109,533
Description of method of measuring fair value of instruments or interests		Black-Scholes option pricing model
Share issue costs				41,371
Share Capital Transaction 3
Shares, Issued | shares						2,102,067
Sale of Stock, Price Per Share | $ / shares						$ 0.6
Stock Issued				1,261,240
Cash finder's fee			79,870
Finder's Warrants issued | shares		133,117
Other Assets, Fair Value Disclosure		$ 44,394
Description of method of measuring fair value of instruments or interests		Black-Scholes option pricing model
Share issue costs				27,106
Share Capital Transaction 4
Shares, Issued | shares	[1]					30,000
Sale of Stock, Price Per Share | $ / shares	[1]					$ 0.55
Stock Issued	[1]			16,500
Share Capital Transaction 5
Shares, Issued | shares	[1]					40,000
Sale of Stock, Price Per Share | $ / shares	[1]					$ 0.325
Stock Issued	[1]			13,000
Share Capital Transaction 6
Stock Issued				$ 626,805
Share Capital Transaction 7
Shares, Issued | shares					2,000,000
Sale of Stock, Price Per Share | $ / shares					$ 0.375
Stock Issued			750,000
Share issue costs			$ 20,370
Share Capital Transaction 8
Shares, Issued | shares		87,860
Stock Issued		$ 21,965

[1]	see Note 5